PARENTHETICAL DATA TO THE CONSOLIDATED STATEMENTS OF PROFIT (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Income Statement [Abstract]
Total other-than-temporary impairment losses	$ 46
Portion of losses recognized in Accumulated other comprehensive income (loss) before taxes	(12)
Net impairment losses recognized in earnings	$ 34